CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
(Loss)/profit for the year	$ (41,009)	$ 875	$ (6,388)
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	1,410	1,827	1,674
Amortisation	923	917	1,403
Income tax credit	(192)	(167)	(182)
Financial income	(303)	(1,223)	(36)
Financial expense	24,745	7,097	6,751
Share-based payments (net of capitalized amounts)	1,755	1,100	792
Foreign exchange gains on operating cash flows	(76)	(251)	(663)
Loss/(gain) on disposal or retirement of property, plant and equipment	2	(1)	30
Movement in inventory provision	7,391	5,589	5,059
Impairment of prepayments	482	583	562
Impairment of property, plant and equipment	733	2,508	1,795
Impairment of intangible assets	4,624	3,853	15,422
Other non-cash items	269	(5,317)	(634)
Operating cash flows before changes in working capital	754	17,390	25,585
(Increase)/decrease in trade and other receivables	(966)	6,236	(2,489)
(Increase) in inventories	(877)	(4,406)	(3,419)
Increase/(decrease) in trade and other payables	181	(7,591)	4,994
Cash (used in)/generated from operations	(908)	11,629	24,671
Interest paid	0	(11)	(48)
Interest received	2	1	104
Income taxes (paid)/received	(15)	1,619	(972)
Net cash (used in)/generated by operating activities	(921)	13,238	23,755
Cash flows from investing activities
Payments to acquire intangible assets	(4,876)	(6,879)	(6,990)
Acquisition of property, plant and equipment	(1,101)	(1,812)	(3,178)
Disposal of property, plant and equipment	0	0	(30)
Net cash used in investing activities	(5,977)	(8,691)	(10,198)
Cash flows from financing activities
Issue of ordinary share capital including share premium (net of issuance costs)	25,336	0	0
Proceeds from shares to be issued	63	0	0
Net proceeds from senior secured term loan	80,015	0	0
Proceeds from convertible note issued	20,000	0	0
Expenses paid in connection with debt financing	(2,356)	(848)	0
Purchase of exchangeable notes	(86,730)	0	0
Repayment of senior secured term loan	(34,500)	0	0
Penalty for early settlement of term loan	(3,450)	0	0
Repayment of other loan	(23)	0	0
Interest paid on senior secured term loan	(6,424)	0	0
Interest paid on convertible note	(199)	0	0
Proceeds from Paycheck Protection loans	0	1,764	4,520
Interest paid for exchangeable notes	(1,293)	(3,996)	(3,996)
Payment of lease liabilities	(2,761)	(2,939)	(3,240)
Net cash used in financing activities	(12,322)	(6,019)	(2,716)
(Decrease)/increase in cash and cash equivalents and short-term investments	(19,220)	(1,472)	10,841
Effects of exchange rate movements on cash held	(112)	55	86
Cash and cash equivalents and short-term investments at beginning of year	25,910	27,327	16,400
Cash and cash equivalents and short-term investments at end of year	$ 6,578	$ 25,910	$ 27,327